Tax (Tables)	12 Months Ended
Dec. 31, 2024
Tax
Schedule of current and deferred tax expense

	2024	2023	2022
Continuing operations	£m	£m	£m
Current tax
Charge for the year	(1,415)	(1,373)	(1,611)
(Under)/over provision in respect of prior years	(145)	(123)	100
	(1,560)	(1,496)	(1,511)
Deferred tax
(Charge)/credit for the year	(343)	(281)	47
UK tax rate change impact	—	—	(10)
Net increase in the carrying value of deferred tax assets in respect of UK, RoI and Netherlands losses	428	385	267
Over/(under) provision in respect of prior years	10	(42)	(68)
Tax charge for the year	(1,465)	(1,434)	(1,275)

Schedule of reconciliation of actual tax charge from the expected tax charge

	2024	2023	2022
Continuing operations	£m	£m	£m
Expected tax charge	(1,549)	(1,452)	(975)
Losses and temporary differences in year where no deferred tax asset recognised	(18)	(56)	(118)
Foreign profits and losses taxed at other rates	37	10	(62)
Items not allowed for tax:
- losses on disposals and write-downs	(22)	(63)	(10)
- UK bank levy	(31)	(27)	(20)
- regulatory and legal actions	(47)	(1)	(7)
- other disallowable items	(61)	(57)	(51)
Non-taxable items:
- foreign exchange recycling on UBIDAC capital reduction	—	114	—
- RPI-related uplift on index linked gilts	18	6	67
- other non-taxable items	11	20	29
Taxable foreign exchange movements	7	9	(19)
Unrecognised losses brought forward and utilised	33	27	6
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses (2)	378	371	272
- RoI losses	—	(1)	(5)
- Netherlands losses	50	15	—
Banking surcharge	(169)	(236)	(447)
Pillar 2 top-up tax	(20)	—	—
Tax on paid-in equity dividends	53	52	43
UK tax rate change impact	—	—	(10)
Adjustments in respect of prior years (1, 2)	(135)	(165)	32
Actual tax charge	(1,465)	(1,434)	(1,275)

(1)Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities and adjustments to provisions in respect of uncertain tax positions.

(2)Includes a net £61 million benefit from UK group relief and loss relief claims at higher tax rates (refer to the Deferred Tax section below for details of the recent changes in UK tax rates).

Schedule of deferred tax asset and liability

	2024	2023
	£m	£m
Deferred tax asset	1,876	1,894
Deferred tax liability	(99)	(141)
Net deferred tax asset	1,777	1,753

Schedule of net deferred tax asset

		Accelerated			Tax losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments (1)	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	(23)	75	82	805	952	60	1,951
(Charge)/credit to income statement:
- continuing operations	(1)	1	(21)	(16)	67	32	62
- discontinued operations	—	—	—	—	—	—	—
Credit/(charge) to other comprehensive income	8	—	—	(249)	—	(17)	(258)
Currency translation and other adjustments	—	—	—	(2)	—	—	(2)
At 1 January 2024	(16)	76	61	538	1,019	75	1,753
Credit/(charge) to income statement:
- continuing operations	3	85	16	(57)	90	(42)	95
- discontinued operations	—	—	—	—	—	—	—
(Charge)/credit to other comprehensive income	(15)	—	—	(77)	—	26	(66)
Currency translation and other adjustments	(1)	—	—	(1)	(3)	—	(5)
At 31 December 2024	(29)	161	77	403	1,106	59	1,777

(1)	The in-year movement predominantly relates to cash flow hedges.

Schedule of recognised deferred tax assets in respect of tax losses

	2024	2023
	£m	£m
UK tax losses carried forward
- NWM Plc	—	—
- NWB Plc	333	362
- RBS plc	685	597
Total	1,018	959
Overseas tax losses carried forward
- UBIDAC	5	5
- NWM N.V.	83	55
	1,106	1,019